STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	1 Months Ended								3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Mar. 31, 2022	Jan. 31, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from sales of common stock										$ 158,820	$ 420,293
Number of shares issued					4,025,000
Sale of stock shares											3,435,000
Stock based compensation cost										$ 900,000	$ 900,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued price per share											$ 0.09
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued price per share											$ 0.23
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued issued for cash, shares										1,300,000	3,435,000
Proceeds from sales of common stock											$ 420,000
Conversion of repayment of convertible debt										8,717,856	657,200
Number of shares issued for services											1,148,235
Shares issued for service, value											$ 194,000
Peak One Opportunity Fund, L.P [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued issued for cash, shares			300,000		300,000		300,000
Proceeds from sales of common stock			$ 23,000		$ 47,000		$ 52,000
Blue Lake [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued issued for cash, shares						1,403,326
Number of exchange of warrants shares						1,923,077
Mast Hill Fund, LP [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion amount					$ 280,000
Number of shares issued					4,025,000
FirstFire Global Opportunities Fund, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued issued for cash, shares					1,183,400
Number of exchange of warrants shares					1,923,077
Conversion of repayment of convertible debt					500,000
Repayment of convertible debt					$ 35,000
EPL [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock shares				400,000
Proceeds from issuance cost for common stock				$ 38,000
TFK Investments LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion amount											$ 0
Number of shares issued											657,200
Five Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued issued for cash, shares								3,041,958
Number of exchange of warrants shares								5,769,231
Fourth Man LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion amount	$ 50,000.00		$ 140,000
Number of shares issued	1,428,571		2,025,000
Debt conversion amount	$ 100,000		$ 280,000
Blue Lake Partners LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion amount		$ 100,000
Number of shares issued		1,428,571
Debt conversion amount		$ 100,000
Employees [Member] | 2015 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued									1,257,952
Stock based compensation cost									$ 226,431